Document and Entity Information - USD ($) $ in Billions	12 Months Ended
	Dec. 31, 2017	Feb. 20, 2018	Jul. 02, 2017
Document and Entity Information [Abstract]
Entity Registrant Name	PFIZER INC.
Entity Central Index Key	0000078003
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Document Type	10-K
Document Period End Date	Dec. 31, 2017
Document Fiscal Year Focus	2017
Document Fiscal Period Focus	FY
Amendment Flag	false
Trading Symbol	PFE
Entity Common Stock, Shares Outstanding		5,952,864,751
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Public Float			$ 200